Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	WEAVE COMMUNICATIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40998
Entity Tax Identification Number	26-3302902
Entity Address, Address Line One	1331 W Powell Way
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	385
Local Phone Number	331-4164
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	WEAV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001609151
Amendment Flag	false